Transmission Rights (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transmission Rights
Transmission rights	$ 1,024,985	$ 2,366,784
Non-current portion of Transmission rights	74,234	641,154
Current portion of transmission rights	950,751	1,725,630
Transmission rights charged to consolidated cost of revenues	$ 865,507	$ 1,372,309	$ 1,285,592